UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2007

Check here if Amendment [ ]; Amendment Number: N/A

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman      New York, New York                 October 31, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $122,830
                                          (thousands)

List of Other Included Managers:            None



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                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8
    --------                  --------       --------   --------       --------        --------      --------       --------
                                                          VALUE    HRS OR SH/ PUT/    INVESTMENT       OTHER     VOTING AUTHORITY
 NAME OF ISSUER            TITLE OF CLASS      CUSIP    (X$1000)   RN AMT PRN CALL    DISCRETION     MANAGERS   SOLE SHARED NONE
 --------------            --------------      -----    --------   ---------------    ----------     --------   ----------------


ABB LTD                    SPONSORED ADR    000375204     3,935    150,000 SH            Sole           N/A          150,000

AMERICAN AXLE & MFG
  HLDGS IN                      COM         024061103     4,431    175,500 SH            Sole           N/A          175,500

AMERICAN EAGLE
  OUTFITTERS NE                 COM         02553E106     6,829    259,543 SH            Sole           N/A          259,543

BEST BUY INC                    COM         086516101     1,541     33,475 SH            Sole           N/A           33,475

CARMAX, INC                     COM         143130102     1,961     96,468 SH            Sole           N/A           96,468

CARNIVAL CORP               PAIRED CTF      143658300     2,668     55,100 SH            Sole           N/A           55,100

CARTER INC                      COM         146229109     1,967     98,600 SH            Sole           N/A           98,600

CENTEX CORP                     COM         152312104     1,573     59,200 SH            Sole           N/A           59,200

CHAMPION ENTERPRISES INC        COM         158496109     1,792    163,200 SH            Sole           N/A          163,200

COACH INC                       COM         189754104     4,495     95,100 SH            Sole           N/A           95,100

EAGLE MATERIALS INC             COM         26969P108       937     26,206 SH            Sole           N/A           26,206

GENENTECH INC                 COM NEW       368710406    10,806    138,509 SH            Sole           N/A          138,509

HEARTLAND EXPRESS INC           COM         422347104     3,633    254,383 SH            Sole           N/A          254,383

HUNT J B TRANS SVCS INC         COM         445658107     5,818    221,200 SH            Sole           N/A          221,200

KNIGHT TRANSN INC               COM         499064103     6,834    397,121 SH            Sole           N/A          397,121

LOWES COS INC                   COM         548661107     3,500    124,900 SH            Sole           N/A          124,900

LULULEMON ATHLETICA INC         COM         550021109     1,681    40,000  SH            Sole           N/A           40,000

MAGNA ENTMT CORP                CLA         559211107       389    171,300 SH            Sole           N/A          171,300

MEDTRONIC INC                   COM         585055106     4,586    81,300  SH            Sole           N/A           81,300

OLD DOMINION FGHT
  LINES INC                     COM         679580100     2,407    100,412 SH            Sole           N/A          100,412

QUANTA SVCS INC                 COM         74762E102     9,662    365,300 SH            Sole           N/A          365,300

RARE HOSPITALITY INTL INC       COM         753820109     9,160    240,350 SH            Sole           N/A          240,350

RYANAIR HLDGS PLC               ADR         783513104    13,670    329,330 SH            Sole           N/A          329,330

SOUTHWESTERN ENERGY CO          COM         845467109     3,306     79,000 SH            Sole           N/A           79,000

STAPLES, INC                    COM         855030102     3,146    146,396 SH            Sole           N/A          146,396

TEXAS ROADHOUSE INC             CLA         882681109     2,647    226,200 SH            Sole           N/A          226,200

THOR INDS INC                   COM         885160101     2,456    54,600  SH            Sole           N/A           54,600

TOLL BROTHERS INC               COM         889478103     1,369     68,500 SH            Sole           N/A           68,500

URBAN OUTFITTERS INC            COM         917047102     5,631    258,324 SH            Sole           N/A          258,324


                              TOTAL                     122,830
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